Fair Values of Derivative Financial Instruments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Derivatives, Fair Value [Line Items]
Total derivative assets	¥ 227,704	¥ 224,828
Counterparty netting	(85,331)	(69,177)
Collateral received	(78,554)	(89,630)
Carrying value of derivative assets	63,819	66,021
Total derivative liabilities	(175,645)	(198,342)
Counterparty netting	85,331	69,177
Collateral posted	61,680	17,300
Carrying value of derivative liabilities	(28,634)	(111,865)
Interest rate and currency swap agreements
Derivatives, Fair Value [Line Items]
Derivative assets	182,826	167,150
Derivative liabilities	(164,730)	(159,553)
Interest rate and currency swap agreements | Prepaid expenses and Other current assets
Derivatives, Fair Value [Line Items]
Derivative assets	23,182	27,731
Interest rate and currency swap agreements | Investments and other assets - Other
Derivatives, Fair Value [Line Items]
Derivative assets	159,644	139,419
Interest rate and currency swap agreements | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities	(32,569)	(37,133)
Interest rate and currency swap agreements | Other long-term liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities	(132,161)	(122,420)
Foreign exchange forward and option contracts
Derivatives, Fair Value [Line Items]
Derivative assets	7,052	7,340
Derivative liabilities	(9,473)	(36,092)
Foreign exchange forward and option contracts | Prepaid expenses and Other current assets
Derivatives, Fair Value [Line Items]
Derivative assets	7,052	7,340
Foreign exchange forward and option contracts | Investments and other assets - Other
Derivatives, Fair Value [Line Items]
Derivative assets
Foreign exchange forward and option contracts | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities	(9,468)	(36,087)
Foreign exchange forward and option contracts | Other long-term liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities	(5)	(5)
Fair value hedging derivative financial instruments | Interest rate and currency swap agreements
Derivatives, Fair Value [Line Items]
Derivative assets	37,826	50,338
Derivative liabilities	(1,442)	(2,697)
Fair value hedging derivative financial instruments | Interest rate and currency swap agreements | Prepaid expenses and Other current assets
Derivatives, Fair Value [Line Items]
Derivative assets	1,254	10,769
Fair value hedging derivative financial instruments | Interest rate and currency swap agreements | Investments and other assets - Other
Derivatives, Fair Value [Line Items]
Derivative assets	36,572	39,569
Fair value hedging derivative financial instruments | Interest rate and currency swap agreements | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities	(1,442)	(2,554)
Fair value hedging derivative financial instruments | Interest rate and currency swap agreements | Other long-term liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities		¥ (143)